Acquisition of Natural Plant Extract of California, Inc. (Tables)	9 Months Ended
May 31, 2021
Notes to Financial Statements
Schedule of Preliminary Purchase Price Allocation

The following information summarizes the provisional purchase consideration and preliminary allocation of the fair values assigned to the assets at the purchase date:

Preliminary Purchase Price Allocation:
Cash	2,200
Accounts receivable	193,607
Notes receivable	162,247
Property and equipment	1,338,569
Right of use asset – operating lease	607,306
Goodwill	8,098,603
Total assets acquired	$10,402,532

Accounts payable and accrued expenses	289,591
Right of use liability – operating lease	607,306
Notes payable	1,825,101
Notes payable – related party	105,539
Total Liabilities Assumed	$2,827,537

Schedule of Unaudited Pro Forma Financial Information

The following table sets forth the pro-forma consolidated results of operations for the three and nine months ended May 31, 2021 and 2020 as if the NPE acquisition occurred on September 1, 2019. The pro forma results of operations are presented for informational purposes only and are not indicative of the results of operations that would have been achieved if the acquisitions had taken place on the dates noted above, or of results that may occur in the future.

	For the three months ended		For the nine months ended
	May 31, 2021 Pro Forma	May 31, 2020 Pro Forma	May 31, 2021 Pro Forma	May 31, 2020 Pro forma
Revenue	$1,041,495	$515,808	$1,920,357	$888,297
Operating loss	(1,777,302)	(1,303,011)	(2,122,931)	(2,266,320)
Net loss attributable to common shareholders of Cannabis Global	(3,997,263)	(2,807,892)	(6,781,353)	(4,319,901)
Net loss per common share	$(0.06)	$(0.11)	$(0.12)	$(0.17)